Schedule of Investments (unaudited)	iShares® Treasury Floating Rate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 95.5%
U.S. Treasury Floating Rate Note
0.13%, 01/31/23(a)	$35,000	$35,000,708
0.14%, 07/31/22,
(3 mo.Treasury money market yield + 0.055%)(a)	18,073	18,078,444
0.14%, 10/31/22,
(3 mo.Treasury money market yield + 0.055%)(a)	169,743	169,795,949
0.19%, 04/30/22,
(3 mo.Treasury money market yield + 0.114%)(a)	18,538	18,556,257
0.22%, 04/30/21,
(3 mo.Treasury money market yield + 0.139%)(a)	33,473	33,483,692
0.23%, 01/31/22,
(3 mo.Treasury money market yield + 0.154%)(a)	13,665	13,682,309
0.30%, 07/31/21,
(3 mo.Treasury money market yield + 0.220%)(a)	2,696	2,698,961
0.38%, 10/31/21,
(3 mo.Treasury money market yield + 0.300%)(a)	68,655	68,804,421
		360,100,741
Total U.S. Government Obligations — 95.5%
(Cost: $359,910,832)		360,100,741

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	15,498	$15,498,000

Total Short-Term Investments — 4.1%
(Cost: $15,498,000)		15,498,000

Total Investments in Securities — 99.6%
(Cost: $375,408,832)		375,598,741

Other Assets, Less Liabilities — 0.4%		1,564,166

Net Assets — 100.0%		$377,162,907

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$40,490,250	$—	$(24,992,250	)(a)	$—	$—	$15,498,000	15,498	$12,401	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$360,100,741	$—	$360,100,741
Money Market Funds	15,498,000	—	—	15,498,000
	$15,498,000	$360,100,741	$—	$375,598,741

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